Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SEI INSTITUTIONAL INTERNATIONAL TRUST
Entity Central Index Key	0000835597
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000017607
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Class F
Trading Symbol	SEITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the International Equity Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund, Class F Shares	$55	1.09%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.07%.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%	[1]
AssetsNet	$ 3,445,653,000
Holdings Count | Holding	744
Advisory Fees Paid, Amount	$ 8,828
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,445,653	744	$8,828	45%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Total Return Swaps	0.2%
Other Countries	17.8%
Sweden	2.3%
Denmark	2.8%
China	3.4%
Italy	3.5%
Switzerland	4.0%
Australia	4.1%
Netherlands	4.6%
France	6.7%
United Kingdom	11.1%
Germany	11.6%
Japan	12.6%
United States	13.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bill, 4.26%, 8/28/2025	3.0%
Roche Holding AG	2.4%
SAP SE	1.8%
Alibaba Group Holding Ltd	0.9%
Equinor ASA	0.9%
ING Groep NV	0.9%
Sea Ltd ADR	0.9%
Daimler Truck Holding AG	0.9%
Novartis AG	0.9%
GSK PLC	0.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

C000017606
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Class I
Trading Symbol	SEEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the International Equity Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund, Class I Shares	$67	1.34%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.32%.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.34%	[2]
AssetsNet	$ 3,445,653,000
Holdings Count | Holding	744
Advisory Fees Paid, Amount	$ 8,828
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,445,653	744	$8,828	45%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Total Return Swaps	0.2%
Other Countries	17.8%
Sweden	2.3%
Denmark	2.8%
China	3.4%
Italy	3.5%
Switzerland	4.0%
Australia	4.1%
Netherlands	4.6%
France	6.7%
United Kingdom	11.1%
Germany	11.6%
Japan	12.6%
United States	13.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bill, 4.26%, 8/28/2025	3.0%
Roche Holding AG	2.4%
SAP SE	1.8%
Alibaba Group Holding Ltd	0.9%
Equinor ASA	0.9%
ING Groep NV	0.9%
Sea Ltd ADR	0.9%
Daimler Truck Holding AG	0.9%
Novartis AG	0.9%
GSK PLC	0.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

C000147407
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Class Y
Trading Symbol	SEFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the International Equity Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund, Class Y Shares	$42	0.84%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.82%.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[3]
AssetsNet	$ 3,445,653,000
Holdings Count | Holding	744
Advisory Fees Paid, Amount	$ 8,828
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,445,653	744	$8,828	45%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Total Return Swaps	0.2%
Other Countries	17.8%
Sweden	2.3%
Denmark	2.8%
China	3.4%
Italy	3.5%
Switzerland	4.0%
Australia	4.1%
Netherlands	4.6%
France	6.7%
United Kingdom	11.1%
Germany	11.6%
Japan	12.6%
United States	13.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bill, 4.26%, 8/28/2025	3.0%
Roche Holding AG	2.4%
SAP SE	1.8%
Alibaba Group Holding Ltd	0.9%
Equinor ASA	0.9%
ING Groep NV	0.9%
Sea Ltd ADR	0.9%
Daimler Truck Holding AG	0.9%
Novartis AG	0.9%
GSK PLC	0.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

C000017609
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	Class F
Trading Symbol	SIEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Emerging Markets Equity Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund, Class F Shares	$62	1.28%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.26%.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.28%	[4]
AssetsNet	$ 1,399,874,000
Holdings Count | Holding	479
Advisory Fees Paid, Amount	$ 5,043
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,399,874	479	$5,043	30%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	11.4%
Thailand	1.5%
Hong Kong	1.6%
Hungary	2.0%
United Arab Emirates	2.2%
Indonesia	2.3%
Mexico	2.7%
South Africa	5.3%
Brazil	6.8%
South Korea	11.4%
India	11.8%
Taiwan	13.2%
China	26.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co Ltd	6.3%
Alibaba Group Holding Ltd	3.8%
Tencent Holdings Ltd	2.9%
Samsung Electronics Co Ltd	2.0%
Naspers Ltd, Cl N	2.0%
Meituan, Cl B	1.5%
HDFC Bank Ltd ADR	1.5%
Emaar Properties PJSC	1.4%
Kia Corp	1.3%
Itau Unibanco Holding SA ADR	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147409
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	Class Y
Trading Symbol	SEQFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Emerging Markets Equity Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund, Class Y Shares	$50	1.03%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.01%.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.03%	[5]
AssetsNet	$ 1,399,874,000
Holdings Count | Holding	479
Advisory Fees Paid, Amount	$ 5,043
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,399,874	479	$5,043	30%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	11.4%
Thailand	1.5%
Hong Kong	1.6%
Hungary	2.0%
United Arab Emirates	2.2%
Indonesia	2.3%
Mexico	2.7%
South Africa	5.3%
Brazil	6.8%
South Korea	11.4%
India	11.8%
Taiwan	13.2%
China	26.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co Ltd	6.3%
Alibaba Group Holding Ltd	3.8%
Tencent Holdings Ltd	2.9%
Samsung Electronics Co Ltd	2.0%
Naspers Ltd, Cl N	2.0%
Meituan, Cl B	1.5%
HDFC Bank Ltd ADR	1.5%
Emaar Properties PJSC	1.4%
Kia Corp	1.3%
Itau Unibanco Holding SA ADR	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000017608
Shareholder Report [Line Items]
Fund Name	International Fixed Income Fund
Class Name	Class F
Trading Symbol	SEFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the International Fixed Income Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Fixed Income Fund, Class F Shares	$51	0.98%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.96%.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%	[6]
AssetsNet	$ 357,360,000
Holdings Count | Holding	1,237
Advisory Fees Paid, Amount	$ 552
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$357,360	1,237	$552	50%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Forward Contracts	-1.9%
Credit Default Swaps	0.0%
Futures Contracts	0.1%
Interest Rate Swaps	0.2%
Other Countries	25.3%
Romania	2.5%
Australia	3.3%
Spain	3.5%
Italy	4.3%
Mexico	4.6%
Germany	4.7%
France	5.0%
United Kingdom	5.4%
Canada	5.5%
United States	7.5%
China	10.8%
Japan	14.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bill	4.236%	06/26/25	2.1%
Bank of China	3.200%	10/18/25	1.7%
Japan Government Thirty Year Bond	2.300%	03/20/40	1.5%
Kingdom of Belgium Government Bond	3.100%	06/22/35	1.4%
Colombian TES	6.000%	04/28/28	1.4%
China Government Bond	2.550%	10/15/28	1.4%
Industrial & Commercial Bank of China	3.200%	10/25/25	1.3%
European Union Bill	0.000%	05/09/25	1.2%
Italy Buoni Poliennali Del Tesoro	3.350%	07/01/29	1.2%
Japan Treasury Discount Bill	0.000%	05/12/25	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

C000147408
Shareholder Report [Line Items]
Fund Name	International Fixed Income Fund
Class Name	Class Y
Trading Symbol	SIFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the International Fixed Income Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Fixed Income Fund, Class Y Shares	$38	0.73%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.71%.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%	[7]
AssetsNet	$ 357,360,000
Holdings Count | Holding	1,237
Advisory Fees Paid, Amount	$ 552
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$357,360	1,237	$552	50%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Forward Contracts	-1.9%
Credit Default Swaps	0.0%
Futures Contracts	0.1%
Interest Rate Swaps	0.2%
Other Countries	25.3%
Romania	2.5%
Australia	3.3%
Spain	3.5%
Italy	4.3%
Mexico	4.6%
Germany	4.7%
France	5.0%
United Kingdom	5.4%
Canada	5.5%
United States	7.5%
China	10.8%
Japan	14.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bill	4.236%	06/26/25	2.1%
Bank of China	3.200%	10/18/25	1.7%
Japan Government Thirty Year Bond	2.300%	03/20/40	1.5%
Kingdom of Belgium Government Bond	3.100%	06/22/35	1.4%
Colombian TES	6.000%	04/28/28	1.4%
China Government Bond	2.550%	10/15/28	1.4%
Industrial & Commercial Bank of China	3.200%	10/25/25	1.3%
European Union Bill	0.000%	05/09/25	1.2%
Italy Buoni Poliennali Del Tesoro	3.350%	07/01/29	1.2%
Japan Treasury Discount Bill	0.000%	05/12/25	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

C000017610
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class F
Trading Symbol	SITEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Emerging Markets Debt Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund, Class F Shares	$54	1.08%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.06%.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%	[8]
AssetsNet	$ 901,293,000
Holdings Count | Holding	893
Advisory Fees Paid, Amount	$ 1,736
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$901,293	893	$1,736	101%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Written Options	0.0%
Credit Default Swaps	0.0%
Futures Contracts	0.0%
Total Return Swaps	0.0%
Forward Contracts	0.0%
Purchased Options	0.1%
Interest Rate Swaps	0.2%
Other Countries	41.6%
Egypt	2.4%
Romania	2.5%
Supra-National	2.7%
Peru	2.8%
Poland	3.2%
Brazil	3.4%
Turkey	4.3%
Colombia	5.0%
Malaysia	5.7%
South Africa	6.5%
Indonesia	6.7%
Mexico	8.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Indonesia Treasury Bond	6.750%	07/15/35	1.0%
Mexican Bonos	8.500%	03/02/28	0.9%
Republic of South Africa Government Bond, ZAR	8.750%	01/31/44	0.9%
Malaysia Government Bond, MYR	3.955%	09/15/25	0.9%
Peru Government Bond	5.400%	08/12/34	0.8%
Petroleos Mexicanos	7.690%	01/23/50	0.8%
Mexican Bonos, MXN	7.750%	11/13/42	0.8%
Republic of South Africa Government Bond, ZAR	8.000%	01/31/30	0.8%
Republic of South Africa Government Bond, ZAR	8.750%	02/28/48	0.8%
Petroleos Mexicanos	6.750%	09/21/47	0.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

C000147410
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class Y
Trading Symbol	SIEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Emerging Markets Debt Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund, Class Y Shares	$41	0.83%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.81%.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%	[9]
AssetsNet	$ 901,293,000
Holdings Count | Holding	893
Advisory Fees Paid, Amount	$ 1,736
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$901,293	893	$1,736	101%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Written Options	0.0%
Credit Default Swaps	0.0%
Futures Contracts	0.0%
Total Return Swaps	0.0%
Forward Contracts	0.0%
Purchased Options	0.1%
Interest Rate Swaps	0.2%
Other Countries	41.6%
Egypt	2.4%
Romania	2.5%
Supra-National	2.7%
Peru	2.8%
Poland	3.2%
Brazil	3.4%
Turkey	4.3%
Colombia	5.0%
Malaysia	5.7%
South Africa	6.5%
Indonesia	6.7%
Mexico	8.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Indonesia Treasury Bond	6.750%	07/15/35	1.0%
Mexican Bonos	8.500%	03/02/28	0.9%
Republic of South Africa Government Bond, ZAR	8.750%	01/31/44	0.9%
Malaysia Government Bond, MYR	3.955%	09/15/25	0.9%
Peru Government Bond	5.400%	08/12/34	0.8%
Petroleos Mexicanos	7.690%	01/23/50	0.8%
Mexican Bonos, MXN	7.750%	11/13/42	0.8%
Republic of South Africa Government Bond, ZAR	8.000%	01/31/30	0.8%
Republic of South Africa Government Bond, ZAR	8.750%	02/28/48	0.8%
Petroleos Mexicanos	6.750%	09/21/47	0.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

[1]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.07%.
[2]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.32%.
[3]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.82%.
[4]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.26%.
[5]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.01%.
[6]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.96%.
[7]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.71%.
[8]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.06%.
[9]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.81%.